NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATED COMPANIES

The Company’s initial marketing efforts are in the Eastern China market with the intention of developing a nationwide marketing network. The Company has developed a reputation of excellence in product quality and after sales service.

Name of Consolidated Companies	Domicile and Date of Incorporation	Paid in Capital	Percentage of Effective Ownership	Percentage Principal Activities
Tian’an Technology Group Ltd.	April 8, 2021, British Virgin Islands	USD $0	62.05% owned by Mr. Heng Fei Yang	Investment holding
Tian’an Technology Group (HK) Limited (formerly known as Yunke Jingrong Information Technology Co., Ltd.)	October 27, 2021, Hong Kong	USD $0	100% owned by Tian’an	Investment holding
Shanghai Qige Power Technology Co., Ltd.	August 10, 2016, PRC	RMB ￥0	100% owned by Tian’an HK	Production and distribution of power drive product systems and retail healthcare products
Henan Qige Power Artificial Intelligence Technology Co., Ltd.	September 25, 2024, PRC	RMB ￥100,000	100% owned by Tian’an HK	Artificial intelligence software development and healthcare services

The Company’s initial marketing efforts are in the Eastern China market with the intention of developing a nationwide marketing network. The Company has devoted itself to develop a reputation of excellence in product quality and after-sales service.

Name of Consolidated Companies	Domicile and Date of Incorporation	Paid in Capital	Percentage of Effective Ownership	Percentage Principal Activities
Tian’an Technology Group Ltd.	April 8, 2021, British Virgin Islands	USD $0	89% owned by Mr. Heng Fei Yang	Investment holding
Yunke Jingrong Information Technology Co., Ltd.	October 27, 2021, the PRC	USD $0	100% owned by Tian’an	Investment holding
Shanghai Qige Power Technology Co., Ltd.	August 10, 2016, the PRC	USD $0	100% owned by Yunke Jingrong	Production and distribution of power drive product systems and retail healthcare products
Henan Qige Power Artificial Intelligence Technology Co., Ltd.	September 25, 2024, the PRC	RMB $100,000	100% owned by Shanghai Qige	Artificial intelligence software development and healthcare services

SCHEDULE OF TRANSLATION OF FOREIGN CURRENCIES

	June 30,
	2025	2024
RMB: USD spot exchange rate	0.1379	0.1403
RMB: USD average biannual exchange rate	0.1396	0.1407

December 31, 2024
RMB: USD spot exchange rate	0.1391
RMB: USD average annual exchange rate	0.1404

	December 31,
	2024	2023
Year ended RMB: USD Exchange rate	0.1391	0.1412
Average yearly RMB: USD Exchange rate	0.1404	0.1423